Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures (Tables) [Abstract]
Carrying value of assets measured at fair value on a recurring basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2011 and 2010.

		Fair Value at December 31, 2011 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$9,170,390	$-	$9,170,390	$ -

Total available for sale debt securities	$9,170,390	$-	$9,170,390	$ -

Available for sale equity securities:
Financial services industry	$7,368	$7,368	$-	$ -

Total available for sale equity securities	7,368	7,368	-	-

Total available for sale securities	$9,177,758	$7,368	$9,170,390	$ -

		Fair Value at December 31, 2010 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$-	$18,120,537	$ -
U.S. government-sponsored enterprises debt	82,647	-	82,647	-

Total available for sale debt securities	18,203,184	-	18,203,184	-

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$-	$ -

Total available for sale equity securities	7,148	7,148	-	-

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$ -

Level of valuation assumptions to determine carrying value of assets measured at fair value on non recurring basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$73,240	$(2,280)
Foreclosed real estate	-	-	40,619	(7,461)

	Fair Value Measurements at December 31, 2010 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$16,721	$-
Foreclosed real estate	-	-	45,693	(2,739)

Reconciliation of assets measure at fair value on a non-recurring basis

The following table provides a reconciliation of assets measured at fair value on a non-recurring basis at December 31, 2011.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Foreclosed Real Estate	Impaired Loans
Balance at December 31, 2009	$16,736	$11,178
Net (losses) gains	(2,739)	-
Net transfers in (out)	31,696	5,543

Balance at December 31, 2010	$45,693	$16,721
Net (losses) gains	(7,461)	(2,280)
Net transfers in (out)	2,387	58,799

Balance at December 31, 2011	$40,619	$73,240

Estimated fair value of financial instruments

The estimated fair value of Hudson City’s financial instruments is summarized as follows at December 31:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Assets:
Cash and due from banks	$194,029	$194,029	$175,769	$175,769
Federal funds sold	560,051	560,051	493,628	493,628
Investment securities held to maturity	539,011	545,761	3,939,006	3,867,488
Investment securities available for sale	7,368	7,368	89,795	89,795
Federal Home Loan Bank of New York stock	510,564	510,564	871,940	871,940
Mortgage-backed securities held to maturity	4,115,523	4,368,423	5,914,372	6,199,507
Mortgage-backed securities available for sale	9,170,390	9,170,390	18,120,537	18,120,537
Loans	29,137,359	30,935,705	30,773,956	32,328,933
Liabilities:
Deposits	25,507,760	25,707,551	25,173,126	25,584,478
Borrowed funds	15,075,000	17,428,484	29,675,000	32,975,633